Related Party Transactions - Additional Information - Itajai FPSO (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jun. 10, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Related Party Transaction [Line Items]
Percentage of interest in joint venture				100.00%
Return of aggregate reimbursements from resolution of contractual terms		$ (6,082)	$ (6,590)
Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Entity acquired, purchase price	$ 53,800
Resolution of contractual items, Aggregate reimbursement		6,100
Return of aggregate reimbursements from resolution of contractual terms		$ (6,082)
Teekay Corporation [Member] | Itajai FPSO Joint Venture [Member]
Related Party Transaction [Line Items]
Percentage of interest in joint venture	50.00%